Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 26,323	SFr 20,096
Other non-current financial liabilities at amortized cost	176,331	167,228
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Other current financial liabilities	26,323	20,089
Other non-current financial liabilities at amortized cost	176,331	167,228
Financial liabilities at amortized cost | Current lease liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	17,324	13,631
Other non-current financial liabilities at amortized cost	176,331	167,228
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	8,999	6,458
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Other current financial liabilities	0	8
Financial liabilities at fair value through profit or loss | Negative fair value from derivatives
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 0	SFr 8